Other Financing Arrangements - Schedule of Repayments Due for Other Financing Arrangements (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 64.6
2022	64.6
2023	64.6
2024	64.6
2025	57.4
Thereafter	563.7
Total	$ 879.5